COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Obligations
Year ending December 31,

2015	$2,668
2016	2,171
2017	1,917
2018	883
Thereafter	100

Total	$7,739